                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-21071

                            Small-Cap Value Portfolio
                            --------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
    The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
    -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

SMALL-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2003
PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 90.9%

SECURITY                                           SHARES         VALUE
---------------------------------------------------------------------------
AUTO AND PARTS -- 4.6%
BorgWarner, Inc.                                       2,700   $    229,689
Superior Industries International, Inc.                2,600        113,152
---------------------------------------------------------------------------
                                                               $    342,841
---------------------------------------------------------------------------

CEMENT -- 2.9%
Lafarge North America, Inc.                            5,400   $    218,808
---------------------------------------------------------------------------
                                                               $    218,808
---------------------------------------------------------------------------

CHEMICAL -- 3.8%
Georgia Gulf Corp.                                     2,700   $     77,976
RPM, Inc.                                             12,500        205,750
---------------------------------------------------------------------------
                                                               $    283,726
---------------------------------------------------------------------------

COMPUTER / COMMUNICATIONS RELATED -- 3.2%
Actel Corp.(1)                                         2,300   $     55,430
International Rectifier Corp.(1)                       2,400        118,584
Veeco Instruments, Inc.(1)                             2,200         62,040
---------------------------------------------------------------------------
                                                               $    236,054
---------------------------------------------------------------------------

CONSTRUCTION / ENGINEERING -- 3.7%
Granite Construction, Inc.                             6,400   $    150,336
Insituform Technologies, Inc.(1)                       7,500        123,750
---------------------------------------------------------------------------
                                                               $    274,086
---------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 3.1%
Belden, Inc.                                           7,400   $    156,066
Cable Design Technologies Corp.(1)                     8,200         73,718
---------------------------------------------------------------------------
                                                               $    229,784
---------------------------------------------------------------------------

ELECTRONICS -- 3.4%
Bel Fuse, Inc.                                         5,400   $    176,202
Technitrol, Inc.(1)                                    3,900         80,886
---------------------------------------------------------------------------
                                                               $    257,088
---------------------------------------------------------------------------

ENERGY -- 11.1%
Newfield Exploration Co.(1)                            4,500   $    200,430
NUI Corp.                                              3,400         54,808
Piedmont Natural Gas Co., Inc.                         2,500        108,650
Questar Corp.                                          6,000        210,900
Spinnaker Exploration Co.(1)                           5,000   $    161,350
XTO Energy, Inc.                                       3,200         90,560
---------------------------------------------------------------------------
                                                               $    826,698
---------------------------------------------------------------------------

FOOD WHOLESALERS / RETAILERS -- 1.5%
SUPERVALU, Inc.                                        4,000   $    114,360
---------------------------------------------------------------------------
                                                               $    114,360
---------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 6.1%
Church & Dwight Co., Inc.                              7,900   $    312,840
Libbey, Inc.                                           4,900        139,552
---------------------------------------------------------------------------
                                                               $    452,392
---------------------------------------------------------------------------

INDUSTRIAL PRODUCTS -- 7.5%
A.O. Smith Corp.                                       7,600   $    266,380
CLARCOR, Inc.                                            600         26,460
Teleflex, Inc.                                         5,600        270,648
---------------------------------------------------------------------------
                                                               $    563,488
---------------------------------------------------------------------------

INSURANCE -- 3.1%
Protective Life Corp.                                  6,900   $    233,496
---------------------------------------------------------------------------
                                                               $    233,496
---------------------------------------------------------------------------

MEDICAL SERVICES / SUPPLIES -- 10.3%
CONMED Corp.(1)                                        6,700   $    159,460
DENTSPLY International, Inc.                           1,400         63,238
Mentor Corp.                                           4,500        108,270
MIM Corp.(1)                                          14,600        102,638
Owens & Minor, Inc.                                    5,500        120,505
PolyMedica Corp.                                       5,700        149,967
West Pharmaceutical Services, Inc.                     2,000         67,800
---------------------------------------------------------------------------
                                                               $    771,878
---------------------------------------------------------------------------

PACKAGING -- 3.2%
AptarGroup, Inc.                                       6,100   $    237,900
---------------------------------------------------------------------------
                                                               $    237,900
---------------------------------------------------------------------------

REITS -- 2.0%
Mack-Cali Realty Corp.                                 3,600   $    149,832
---------------------------------------------------------------------------
                                                               $    149,832
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                           SHARES         VALUE
---------------------------------------------------------------------------
RESTAURANTS -- 5.2%
Applebee's International, Inc.                         1,800   $     70,686
CBRL Group, Inc.                                       5,700        218,082
Outback Steakhouse, Inc.                               2,300        101,683
---------------------------------------------------------------------------
                                                               $    390,451
---------------------------------------------------------------------------

RETAILING -- 6.1%
BJ's Wholesale Club, Inc.(1)                           7,200   $    165,312
Claire's Stores, Inc.                                  6,500        122,460
ShopKo Stores, Inc.(1)                                10,800        164,700
---------------------------------------------------------------------------
                                                               $    452,472
---------------------------------------------------------------------------

TOYS -- 3.7%
JAKKS Pacific, Inc.(1)                                11,000   $    144,760
RC2 Corp.(1)                                           6,500        134,875
---------------------------------------------------------------------------
                                                               $    279,635
---------------------------------------------------------------------------

TRANSPORTATION -- 6.4%
Arkansas Best Corp.                                   10,200   $    320,178
Yellow Roadway Corp.(1)                                4,392        158,859
---------------------------------------------------------------------------
                                                               $    479,037
---------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $5,591,779)                                $  6,794,026
---------------------------------------------------------------------------

TOTAL INVESTMENTS -- 90.9%
   (IDENTIFIED COST $5,591,779)                                $  6,794,026
---------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 9.1%                         $    678,718
---------------------------------------------------------------------------

NET ASSETS -- 100.0%                                           $  7,472,744
---------------------------------------------------------------------------

(1) Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS
Investments, at value (identified cost, $5,591,779)                      $  6,794,026
Cash                                                                        1,114,442
Receivable from the Investment Adviser                                         23,399
Interest and dividends receivable                                               3,716
-------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $  7,935,583
-------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                        $    436,610
Payable to affiliate for Trustees' fees                                         1,910
Accrued expenses                                                               24,319
-------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $    462,839
-------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                $  7,472,744
-------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals                  $  6,270,497
Net unrealized appreciation (computed on the basis of identified cost)      1,202,247
-------------------------------------------------------------------------------------
TOTAL                                                                    $  7,472,744
-------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2003

INVESTMENT INCOME
Dividends                                                                $     43,159
Interest                                                                        1,520
-------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $     44,679
-------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                                   $     38,876
Custodian fee                                                                  19,452
Legal and accounting services                                                  18,951
Miscellaneous                                                                     332
-------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $     77,611
-------------------------------------------------------------------------------------
Deduct --
   Allocation of expenses to the Investment Adviser                      $     23,399
-------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                 $     23,399
-------------------------------------------------------------------------------------

NET EXPENSES                                                             $     54,212
-------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                      $     (9,533)
-------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $     21,982
-------------------------------------------------------------------------------------
NET REALIZED GAIN                                                        $     21,982
-------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $  1,205,477
-------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $  1,205,477
-------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         $  1,227,459
-------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $  1,217,926
-------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                       YEAR ENDED            PERIOD ENDED
IN NET ASSETS                                             DECEMBER 31, 2003     DECEMBER 31, 2002(1)
----------------------------------------------------------------------------------------------------
From operations --
   Net investment income (loss)                           $           (9,533)   $                341
   Net realized gain (loss)                                           21,982                  (1,107)
   Net change in unrealized
      appreciation (depreciation)                                  1,205,477                  (3,230)
----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $        1,217,926    $             (3,996)
----------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                          $        5,563,169    $          2,105,971
   Withdrawals                                                    (1,471,799)                (38,537)
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                   $        4,091,370    $          2,067,434
----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                $        5,309,296    $          2,063,438
----------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                      $        2,163,448    $            100,010
----------------------------------------------------------------------------------------------------
AT END OF YEAR                                            $        7,472,744    $          2,163,448
----------------------------------------------------------------------------------------------------

(1) For the period from the start of business, June 28, 2002, to December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SUPPLEMENTARY DATA

YEAR ENDED DECEMBER 31,
                                                                                      2003         2002(1)
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+
Ratios (As a percentage of average daily net assets):
   Net expenses                                                                          1.39%          1.10%(2)
   Net investment income (loss)                                                         (0.24)%         0.13%(2)
Portfolio Turnover                                                                         24%             2%
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                            33.16%         (8.90)%
------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                                            $    7,473     $    2,163
------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect an allocation of expenses to the Investment Adviser. Had such action not been taken the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                                                              1.99%         12.79%(2)
   Net investment loss                                                                  (0.84)%       (11.56)%(2)
------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, June 28, 2002, to December 31, 2002.
(2) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Small-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on March 18, 2002, seeks to achieve long-term total return by investing in a diversified portfolio of value stocks of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2003, the Eaton Vance Small-Cap Value Fund held an approximate 98.4% interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FINANCIAL FUTURES CONTRACT -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E PUT OPTIONS -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   F SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   G FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   H EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   J INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   K OTHER -- Investment transactions are accounted for on a trade date basis.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH  AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 1.00% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2003, the advisory fee amounted to $38,876. To reduce the net investment loss of the Portfolio, EVM was allocated $23,399 of the Portfolio's operating expenses for the year ended December 31, 2003. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Fox Asset Management LLC (Fox), a majority-owned subsidiary of EVM. BMR pays Fox a portion of the advisory fee for sub-advisory services provided to the Portfolio. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $4,472,889 and $840,572, respectively, for the year ended December 31, 2003.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2003, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                                  $   5,594,712
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $   1,199,314
   Gross unrealized depreciation
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                     $   1,199,314
   -----------------------------------------------------------------------------

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at December 31, 2003.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the year ended December 31, 2003.

SMALL-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF SMALL-CAP VALUE PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Small-Cap Value Portfolio (the Portfolio) as of December 31, 2003, the related statement of operations for the year then ended, and the statements of changes in net assets and the supplementary data for the year then ended and for the period from the start of business, June 28, 2002, to December 31, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Small-Cap Value Portfolio as of December 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 13, 200424

EATON VANCE SMALL-CAP VALUE FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Small-Cap Value Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Fox" refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                             POSITION(S)        TERM OF                                 NUMBER OF PORTFOLIOS
                              WITH THE         OFFICE AND                                 IN FUND COMPLEX
     NAME AND                TRUST AND         LENGTH OF       PRINCIPAL OCCUPATION(S)     OVERSEEN BY
   DATE OF BIRTH           THE PORTFOLIO        SERVICE        DURING PAST FIVE YEARS       TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz        Trustee      Trustee of the Trust   Chairman, President              193         Director of National
11/28/59                                   since 1998; of the    and Chief Executive                           Financial Partners
                                          Portfolio since 2002   Officer of National
                                                                 Financial Partners
                                                                 (financial services
                                                                 company) (since
                                                                 April 1999).
                                                                 President and Chief
                                                                 Operating Officer of
                                                                 John A. Levin & Co.
                                                                 (registered
                                                                 investment adviser)
                                                                 (July 1997 to
                                                                 April 1999) and a
                                                                 Director of Baker,
                                                                 Fentress & Company,
                                                                 which owns John A.
                                                                 Levin & Co. (July 1997
                                                                 to April 1999).
                                                                 Ms. Bibliowicz is an
                                                                 interested person
                                                                 because of her
                                                                 affiliation with a
                                                                 brokerage firm.

James B. Hawkes           Trustee of the  Trustee of the Trust   Chairman, President              195           Director of EVC
11/9/41                   Trust; Trustee   since 1989; of the    and Chief Executive
                         and President of Portfolio since 2002   Officer of BMR, EVC,
                           the Portfolio                         EVM and EV; Director
                                                                 of EV; Vice
                                                                 President and
                                                                 Director of EVD.
                                                                 Trustee and/or
                                                                 officer of 195
                                                                 registered
                                                                 investment companies
                                                                 in the Eaton Vance
                                                                 Fund Complex.
                                                                 Mr. Hawkes is an
                                                                 interested person
                                                                 because of his
                                                                 positions with BMR,
                                                                 EVM, EVC and EV,
                                                                 which are affiliates
                                                                 of the Fund and
                                                                 Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III         Trustee      Trustee of the Trust   Jacob H. Schiff                  195         Director of Tiffany &
2/23/35                                    since 1989; of the    Professor of                                    Co. (specialty
                                          Portfolio since 2002   Investment Banking                               retailer) and
                                                                 Emeritus, Harvard                                 Telect, Inc.
                                                                 University Graduate                           (telecommunication
                                                                 School of Business                              services company)
                                                                 Administration.

William H. Park              Trustee          Since 2003         President and Chief              192                None
9/19/47                                                          Executive Officer,
                                                                 Prizm Capital
                                                                 Management, LLC
                                                                 (investment
                                                                 management firm)
                                                                 (since 2002).
                                                                 Executive Vice
                                                                 President and Chief
                                                                 Financial Officer,
                                                                 United Asset
                                                                 Management
                                                                 Corporation (a
                                                                 holding company
                                                                 owning institutional
                                                                 investment
                                                                 management.

Ronald A. Pearlman           Trustee          Since 2003         Professor of Law,                192                None
7/10/40                                                          Georgetown
                                                                 University Law
                                                                 Center (since 1999).
                                                                 Tax Partner,
                                                                 Covington & Burling,
                                                                 Washington, DC
                                                                 (1991-2000).

                             POSITION(S)        TERM OF                                 NUMBER OF PORTFOLIOS
                              WITH THE         OFFICE AND                                 IN FUND COMPLEX
     NAME AND                TRUST AND         LENGTH OF       PRINCIPAL OCCUPATION(S)     OVERSEEN BY
   DATE OF BIRTH           THE PORTFOLIO        SERVICE        DURING PAST FIVE YEARS       TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer             Trustee      Trustee of the Trust   President, Chief                 195                None
9/21/35                                    since 1989; of the    Executive Officer and
                                          Portfolio since 2002   a Director of
                                                                 Asset Management
                                                                 Finance Corp. (a
                                                                 specialty finance
                                                                 company serving the
                                                                 investment
                                                                 management industry)
                                                                 (since October 2003).
                                                                 President, Unicorn
                                                                 Corporation (an
                                                                 investment and
                                                                 financial advisory
                                                                 services company)
                                                                 (since September 2000).
                                                                 Formerly, Chairman,
                                                                 Hellman, Jordan
                                                                 Management Co., Inc.
                                                                 (an investment
                                                                 management company)
                                                                 (2000-2003).
                                                                 Formerly, Advisory
                                                                 Director of
                                                                 Berkshire Capital
                                                                 Corporation
                                                                 (investment banking
                                                                 firm) (2002-2003).
                                                                 Formerly, Chairman
                                                                 of the Board, United
                                                                 Asset Management
                                                                 Corporation (a
                                                                 holding company
                                                                 owning institutional
                                                                 investment
                                                                 management firms)
                                                                 and Chairman,
                                                                 President and
                                                                 Director, UAM Funds
                                                                 (mutual funds)
                                                                 (1980-2000).

Lynn A. Stout                Trustee      Trustee of the Trust   Professor of Law,                195                None
9/14/57                                    since 1998; of the    University of
                                          Portfolio since 2002   California at Los
                                                                 Angeles School of
                                                                 Law (since
                                                                 July 2001). Formerly,
                                                                 Professor of Law,
                                                                 Georgetown
                                                                 University Law
                                                                 Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                            POSITION(S)              TERM OF
                              WITH THE              OFFICE AND
     NAME AND                TRUST AND              LENGTH OF                       PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH           THE PORTFOLIO             SERVICE                        DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.   President of the Trust;       Since 2002                  Executive Vice President of
5/31/58                 Vice President of                                       EVM, BMR, EVC and EV; Chief
                           the Portfolio                                        Investment Officer of EVM and
                                                                                BMR and Director of EVC. Chief
                                                                                Executive Officer of Belair
                                                                                Capital Fund LLC, Belcrest
                                                                                Capital Fund LLC, Belmar
                                                                                Capital Fund LLC, Belport
                                                                                Capital Fund LLC and Belrose
                                                                                Capital Fund LLC (private
                                                                                investment companies sponsored
                                                                                by EVM). Officer of 54
                                                                                registered investment
                                                                                companies managed by EVM or
                                                                                BMR.

Duke E. Laflamme         Vice President of          Since 2001                  Vice President of EVM and BMR.
7/8/69                       the Trust                                          Officer of 11 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

Thomas H. Luster         Vice President of          Since 2002                  Vice President of EVM and BMR.
4/8/62                       the Trust                                          Officer of 15 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

George C. Pierides       Vice President of          Since 2002                  Managing Director of Fox.
12/16/57                    the Portfolio                                       Officer of 2 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

Alan R. Dynner                Secretary        Secretary of the Trust since     Vice President, Secretary and
10/10/40                                       1997; of the Portfolio since     Chief Legal Officer of BMR,
                                                         2002                   EVM, EVD, EV and EVC. Officer
                                                                                of 195 registered investment
                                                                                companies managed by EVM or
                                                                                BMR.

Barbara E. Campbell         Treasurer of            Since 2002                  Vice President of EVM and BMR.
6/19/57                     the Portfolio                                       Officer of 195 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

James L. O'Connor     Treasurer of the Trust        Since 1989                  Vice President of BMR, EVM and
4/1/45                                                                          EVD. Officer of 116 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2002, and 2003 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

YEARS ENDED DECEMBER 31,                                    2003          2002
--------------------------------------------------------------------------------
Audit Fees                                               $  15,841     $  13,514

Audit-Related Fees(1)                                            0             0

Tax Fees(2)                                                  4,000         3,700

All Other Fees(3)                                                0             0
                                                         ---------     ---------
Total                                                    $  19,841     $  17,214
                                                         =========     =========

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.

(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the registrant for each of the registrant's last two fiscal years (2002 and 2003) were $3,700 and $4,000, respectively. Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the Eaton Vance organization (which includes the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant) for each of the registrant's last two fiscal years (2002 and 2003) were $336,546 and $458,168, respectively.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)        Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)     Treasurer's Section 302 certification.
(a)(2)(ii)    President's Section 302 certification.
(b)           Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMALL-CAP VALUE PORTFOLIO


By:    /s/ James B. Hawkes
       --------------------------
       James B. Hawkes
       President


Date:  FEBRUARY 11, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Barbara E. Campbell
       --------------------------
       Barbara E. Campbell
       Treasurer


Date:    FEBRUARY 11, 2004


By:    /s/ James B. Hawkes
       --------------------------
       James B. Hawkes
       President


Date:  FEBRUARY 11, 2004